Basis of Presentation - Reverse Stock Split and Inventory (Details) $ in Millions	Sep. 23, 2024	Dec. 23, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Basis of Presentation
Reverse stock split ratio	0.017	0.02
Allowance for excess and slow moving inventory			$ 1.0	$ 1.0